UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
Pre-Effective Amendment No._________                              [ ]
Post-Effective Amendment No.__1______                             [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
Amendment No._____

(Check Appropriate Box or Boxes)

Adhia Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

   1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607.
(Address of Principal Executive Offices)

Registrant's Telephone Number (including area code): (813) 289-8440

Hitesh (John) P. Adhia, 1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as Registration becomes Effective.

It is proposed that this filing will become effective:
[ ]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(2)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(2) of rule 485.

The registrant hereby amends this Registration Statement to delay its effectiveness until such date as the Commission may determine.

if appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 ADHIA FUNDS, INC..

                              CROSS REFERENCE SHEET

        (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)
                                       Caption or Subheading in
                                       Prospectus or Statement of
    Item No. on Form N-1A              Additional Information


A - INFORMATION REQUIRED IN PROSPECTUS

1.  Cover Page                          Cover Page

2.  Synopsis                            Fund Expenses

3.  Financial Highlights                *

4.  General Description of the Fund     Introduction; Objective and
                                        Policies

5.  Management of the Fund              Management and Administration
                                        of the Fund; Brokerage

5A. Management's Discussion of          *
    Fund Performance

6.  Capital Stock and Other             Dividend Distributions and Taxes;
    Securities                          Capitalization;
                                        Reports to Shareholders

7.  Purchase of Securities Being        Purchase of Shares - Reinvestment;
    Offered                             Retirement Plans

8.  Redemption or Repurchase            Redemption of Shares

9.  Legal Proceedings                   Litigation


PART B - INFORMATION REQUIRED IN STATEMENT
         OF ADDITIONAL INFORMATION

10. Cover Page                          Cover Page

11. Table of Contents                   Table of Contents

12. General Information and             *
    History

13. Investment Objectives and           Investment Restrictions and
    Policies                            Considerations

14. Management of the Fund              Directors and Officers of
                                        the Corporation

15. Control Persons and                 Principal Stockholders
    Principal Holders of
    Securities

16. Investment Advisory and             Investment Advisor and
    Other Services                      Administrator; Distribution
                                        of Shares; Custodian and
                                        Transfer Agent;
                                        Independent Accountants

17. Brokerage Allocation                Allocation of Portfolio
                                        Brokerage

18. Capital Stock and Other             Included in Prospectus
    Securities                          under "CAPITALIZATION"

19. Purchase, Redemption and            Determination of Net
    Pricing of Securities Being         Asset Value and Performance;
    Offered                             Distribution of Shares;

                                        Included in Prospectus
                                        under "PURCHASE OF
                                        SHARES - REINVESTMENTS";
                                        "RETIREMENT PLANS";

20. Tax Status                          Taxes

21. Underwriters                        *

22. Calculations of Performance         Determination of Net Asset
    Data                                Value and Performance

23. Financial Statements                Financial Statements

   _______________________
   * Answer negative or inapplicable

PROSPECTUS

Adhia Funds Inc.
Adhia Twenty Fund
Tampa, Florida.
(813) 289 8440


Adhia Twenty Fund is an open-end
non-diversified, mutual fund. The Fund's investment objective is to seek capital appreciation through investment in fifteen to twenty-five stocks.

    APRIL 29, 1999.

INVESTMENT ADVISOR
Adhia Investment Advisors, Inc.
   1311 N. Westshore Blvd., Suite 110,
Tampa, FL, 33607.

Table of Contents

FUND EXPENSES.........................................  4
OBJECTIVE AND POLICIES................................  5
DIVIDEND DISTRIBUTION AND TAXES.......................  6
INVESTMENT RESTRICTIONS...............................  6
INVESTMENT ADVISOR....................................  7
OFFICERS AND DIRECTORS OF THE FUND....................  8
CAPITALIZATION........................................  8
PURCHASE OF SHARES-REINVESTMENT.......................  9
RETIREMENT PLANS......................................  9
PRICING OF SHARES.....................................  9
REDEMPTION OF SHARES..................................  10
BROKERAGE.............................................  10
MANAGEMENT AND ADMINISTRATION OF THE FUND.............  10
CUSTODIAN AND TRANSFER AGENT..........................  11
REPORTS TO SHAREHOLDERS................................ 11
INDEPENDENT ACCOUNTANTS...............................  11
LITIGATION............................................  11
YEAR 2000 CHALLENGE...................................  11
ADDITIONAL INFORMATION................................  12

Adhia Twenty Fund
Tampa, FL  33615
(813) 289 8440 Phone
(813) 289 8849 Fax


PROSPECTUS                                               APRIL 29, 1999

The Fund & Investment Objective

Adhia Funds, Inc. (the "Company") is an open-end, non-diversified management investment company - a mutual fund. The Company presently consists of a single portfolio, the Adhia Twenty Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investment in an average of about twenty different stocks. However, the Fund will invest temporarily in money market funds to defend capital during what it considers to be periods of falling common stock prices. Thus stock portfolio of the Fund will fluctuate between fifteen and twenty five different stocks based on market conditions.

Fund Share Purchase

Shares of the Fund may only be purchased directly from the Fund at net asset value next determined after receipt of order. The Board of Directors
has established    $2,000     as the minimum initial purchase and $1,000 for
subsequent purchases.

Additional Information

The Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing additional information about the Fund has been filed with the Securities and Exchange Commission. The Statement is dated, July 21, 1998, and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

FUND EXPENSES

All expenses and fees that a shareholder of the Adhia Twenty Fund will incur are identified below. All expense information is based on anticipated expenses for the current fiscal year. Since the Fund does not have any history, actual expenses may be greater or less than those shown.

Shareholder Transaction Expenses

      Sales Load Imposed on Purchase                        None
      Sales Load Imposed on Reinvested Dividends            None
      Redemption Fees                                       None
      Exchange Fees                                         None


Annual Fund Operating Expenses

        Management and Advisory Expense                         1.0%
        12b-1 Fees                                              None
        Other Expenses                                          1.5%

        Total Expenses                                          2.5%


	The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. It illustrates the expenses paid on an $1000 investment over various periods assuming (a) 5% annual rate of return and (b) redemption at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

   1 Year                  3 Years
    $25                     $78


INTRODUCTION

        Adhia Funds, Inc. (the "Company") was incorporated under the laws of Maryland on January 27, 1998 and is an open-end non-diversified management investment company registered under the Investment Company Act of 1940
(the "Act"). The Company presently consists of a single portfolio, the Adhia Twenty Fund (the "Fund"). The Fund obtains its assets by continuously selling shares to the public. Proceeds from such sales are invested by the Fund in fifteen to twenty-five stocks of exchange listed companies. On an average, the Fund will own about twenty stocks at a time. The Fund may invest temporarily in money market funds to defend capital during what it considers to be periods of falling common stock prices. In this manner, the resources of many investors are combined and each individual investor has an interest in every one of the securities and instruments owned by the Fund. The Fund's registered office is in Tampa, Florida; mail can be addressed to
   1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607.


OBJECTIVE AND POLICIES

Objective: The Fund's investment objective is capital appreciation through investment in fifteen to twenty-five common stocks. Purchase of issues listed primarily on the US Stock exchanges will be recommended by the Advisor.
The Fund may invest temporarily in money market funds to defend capital during what it considers to be periods of falling common stock prices. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

Securities Selection Criteria: To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of issuer and its industry, as well as technical market considerations.

Fundamental factors include book value, price to earnings ratios, price to sales ratios, cyclic nature of industry, management reputation, etc. Technical indicators like moving averages, changes in volumes, stock momentum, etc. will be considered as secondary factors in selection criteria.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. However, there may be times when the management deems it advisable to substantially alter the composition of the portfolio when the Fund Advisor believes market valuation are higher than normal. In this event, the portfolio turnover rate might be substantially high. At present the Fund expects a portfolio turnover rate of about 50% during the first year of operation.

Non Diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence.

DIVIDEND DISTRIBUTIONS AND TAXES

	Under provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amount distributed to shareholders. In order to qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of Fund's profit may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

	Dividends from the Fund's net investment income and distributions from the Fund's net realized capital gains are taxable to stockholders as ordinary income, whether received in cash or in additional shares. The 70% dividends-received deduction for corporations will apply to such dividends and distributions, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any year are less than 100% of the net investment company income taxable distributions made by the Fund.

	The Fund is required by federal law to withhold 31% of reportable payment (which may include dividend, capital gains, distributions and redemption) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

	By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:

(a)	Act as underwriter for securities of other issuer except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

(b)	Borrow money or purchase securities on margin, but may obtain such short term credit as amy be necessary for clearance of purchase and sale of securities for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets.

(c)	Sell securities short.

(d) Invest in fewer than fifteen or more than twenty-five different stocks at one time.

(e)	Invest more than 20% of its assets at the time of purchase in any one industry.

(f)	Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or have interest therein.

(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bond, debentures or other debt securities will not be considered the making of loan.

(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(i)	Invest in companies for the purpose of acquiring control.

(j)	The Fund may not purchase or retain securities of any issuer if officers and directors of the Fund or its Investment Advisor own individually more than of 1% of any class of security or collectively own more than 5% of any class of a securities of such issuer.

(k)	Pledge or mortgage any of its assets.

(l)	Invest in securities which may be subject to registration under the
        Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.

(m)	Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in a single issue.

INVESTMENT ADVISOR

      The Adhia Investment Advisors, Inc. (the "Advisor") is a Florida corporation that acts as an Investment Advisor to the Fund. Mr. Hitesh
(John) P. Adhia is the sole owner, director and officer of the Investment Advisor and is also the president of the Fund. Mr. Adhia has previously worked as a stockbroker. However, neither Adhia Investment Advisors, Inc. nor its owner Hitesh (John) P. Adhia have any prior experience in advising mutual funds.

	On February 10, 1998, the shareholders of the Fund approved a management and advisory contract with the Adhia Investment Advisors, Inc. Under the Agreement, the Adhia Investment Advisors, Inc. will furnish investment advice to the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed of.

The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Adhia Investment Advisors, Inc. Ultimate decisions as to the investment policies are made by the Fund's officers and directors. For investment advisor's services the Fund has agreed to pay to Adhia Investment Advisors, Inc. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds because of the expected smaller size of the Fund.

	Pursuant to its contract with the Fund, the Investment Advisor is required to render research, statistical, and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Fund's employees of the Investment Advisor. Fees of custodian, registrar transfer agent shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor, legal and accounting fees, interest, taxes, and brokerage commissions, etc.


OFFICERS AND DIRECTORS OF THE FUND

Officers and Directors of the Fund, together with their principal occupations during the past five years are:

Name                            Position                   Principal Occupation
                                                           Past 5 Yrs.
-----------------------         ---------------------      ----------------------

Hitesh (John) P. Adhia          President-Treasurer        CPA
                                Interested Director

Dr. Thomas L. Wheelen           Non-Interested Director    Professor

Pravin D. Patel                 Non-Interested Director    Administrator

Anil Amlani                     Secretary                  Chemical Engineer
                                Interested Director

CAPITALIZATION

Description of Common Stock: The authorized capital of the Fund consists of 10,000,000 shares of common stock of $0.0001 par value per share. Each share has equal dividend, distribution, and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. The Fund offers stocks in book-entry form only; no physical certificates are issued to any shareholders.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are noncumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they choose, and the holders of the remaining shares will not be able to elect any person as a director.

PURCHASE OF SHARES - REINVESTMENTS

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole desecration to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in judgment of management such termination or rejection is in the best interest of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a
Share Purchase Application form is provided with this Prospectus. The minimum
initial purchase of shares is    $2,000      which is due and payable three (3)
business days after the purchase date.  Less than    $2,000      may be accepted
under special circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three (3) business days after the purchase date. The minimum is $1,000, but less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions in shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be paid on demand or applied to the next transaction according to shareholder instructions. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distribution, if any, to such shareholder in cash.

RETIREMENT PLANS

The fund does not offer IRA and/or other retirement plan accounts at this time. However, the Fund has plans to offer these types of accounts in near future.

PRICING OF SHARES

The net asset value of the Funds shares is determined as of the close of business of the New York Stock Exchange on each business day of which Exchange is open (presently 4:00 PM) Monday through Friday exclusive of holidays. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sale price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 61 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

REDEMPTION OF SHARES

The Fund will redeem all or any part of the shares of any shareholder who makes a written request for redemption. A proper signature guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after the tender. The Fund may suspend right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closing, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

BROKERAGE

The Fund will require all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of all orders at the most favorable price. The Board of Directors evaluates and reviews the reasonableness of brokerage commission paid semiannually.

MANAGEMENT AND ADMINISTRATION OF THE FUND

As a Maryland corporation, the business and affairs of the Fund are managed by its board of directors. Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an Investment Advisor to provide investment advise. (See Investment Advisors, pg. 5). It meets six times a year to review Fund progress and status.

Under an Administration Agreement (the "Administration Agreement") with the Fund, the Advisor supervises all aspects of the Fund's operations except those performed by it pursuant to the Advisory Agreement. Under the Administration Agreement, the Advisor at its own expense and without reimbursement from the Fund, furnishes office space, and all necessary office facilities, equipment and executive personnel for supervising the fund's operations. For the foregoing, the Advisor receives a monthly fee of 1/12 of .1% (.1% per annum) of the first $30,000,000 of daily net assets of the Fund, and 1/12 of .05% (.05% per annum) of daily net assets of the Fund over $30,000,000.

The Fund pays all of its expenses not assumed by the Advisor pursuant to the Advisory Agreement or the Administration Agreement described below including, but not limited to, the professional costs of preparing and the cost of printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses in connection with portfolio transactions. The Fund also pays the fees of directors who are not interested persons of the Advisor or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.


CUSTODIAN & TRANSFER AGENT

The Fund acts as its own custodian and transfer agent.

REPORTS TO SHAREHOLDERS

The Fund will send all shareholders annual reports containing certified financial statements. Other periodic reports containing unaudited financial statements will be sent semiannually. Shareholder and prospective investors should call at (813) 289 8440 for inquiries and questions.

INDEPENDENT ACCOUNTANTS

Alan K. Geer, PA, Certified Public Accountant, Tampa, FL. has been selected as the independent accountant and auditors of the Fund. Alan Geer has no direct or indirect financial interest in the Fund or the Advisors.

LITIGATION

As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 Challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret date occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations including pricing, securities trading, and servicing of shareholder accounts.

Adhia Funds, Inc. is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In October 1998, we completed initial testing of our computer systems. During the test, we actually changed the dates in our computer programs to check performance. No problems were observed. The Fund is also planning to contact our external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times. This will take place over the next four months, from November 1998 to February 1999. In addition, the Fund is developing contingency plans intended to assure that unexpected sustems failures will not adversely affect the Fund's operations.

However, despite the Fund's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additioanly, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


ADDITIONAL INFORMATION

This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, DC and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholder may also direct inquiries to the Fund by phone or at the address given on page one of this Prospectus.

ACCOUNT APPLICATION
ADHIA TWENTY FUND


1. ACCOUNT REGISTRATION (Please print or type)

Please Check ONE type of account:

[] Individual (Cannot be a minor)_______________________________________

[] Joint* (Cannot be a minor)    ______________________________________

* Joint tenants with right of survivorship, unless otherwise indicated or allowed by your State of residency

[] Uniform Gifts/Transfers to     _______________________________________
   Minors (UGMA/UTMA)             Custodian's Name (only one permitted)

  Minor's Social Security Number _______________________________________
  must be indicated below.        Minor's Name (only one permitted)

                                 _______________________________________
                                  Successor Custodian's Name (optional)

[] Trust                         _______________________________________
                                  Name of trust           Date of trust

                                 _______________________________________
                                  Name of  Trustee

[] Corporation or other entity   _______________________________________
                                  Name of Corporate or other entity

Taxpayer Identification Number

_______________________________  __________________________________________
  Social Security Number              Employer Identification Number

Check One:     []  U. S. Citizen or resident alien

               []  Nonresident alien  ________________________
                                        Country of residence


============================================================================

2. MAILING ADDRESS:            _______________________________________
                               Address

                               _______________________________________
                               City                        State   Zip

                               (____)______________ (____)______________
                               Daytime phone        Evening phone

============================================================================

3. INVESTMENT:

The initial minimum investment is     $2,000 per account; $1,000 for Uniform
Gift/Transfer to Minor account.

Your Investment :_______________ (Make Check Payable to Adhia Funds, Inc.)

============================================================================

4. SIGNATURES (All account owners must sign)

By signing below:

I certify that I have received and read the current prospectus of the fund and understand its terms are incorporated in this application by reference. I certify that I have the authority and legal capacity to make this purchase and I am of legal age in my state of residence.


Under penalty of perjury, I certify that:

1. The Taxpayer Identification Number shown on this application is correct.
2. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service
   (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me that I am no longer subject to backup withholding. Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding.


The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.


_____________________________________________________________________
Signature of owner, trustee, or custodian                  Date

_____________________________________________________________________
Signature of joint owner or cotrustees (if any)            Date

============================================================================

Mail this application along with your check to:

                         Adhia Funds, Inc.
                            1311 N. Westshore Blvd., Suite 110,
         			 Tampa, FL, 33607.
                         Phone: (813) 289 8440

============================================================================

Adhia Twenty Fund

STATEMENT OF ADDITIONAL INFORMATION                     April 29, 1999

	This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Adhia Funds, Inc. (the "Company") dated July 21, 1998. Request for copies of the Prospectus should be made by writing to Adhia Funds, Inc.,
   1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607.
or by calling (813) 289 8440.

ADHIA FUNDS, INC..

Table of Contents                                            Page No.

INVESTMENT RESTRICTIONS AND CONSIDERATIONS...................   2

DIRECTORS AND OFFICERS OF THE CORPORATION....................   3

PRINCIPAL SHAREHOLDERS.......................................   4

INVESTMENT Advisor AND ADMINISTRATOR.........................   4

DETERMINATION OF NET ASSETS VALUE AND PERFORMANCE............   5

DISTRIBUTION OF SHARES.......................................   5

ALLOCATION OF PORTFOLIO BROKERAGE............................   5

CUSTODIAN AND TRANSFER AGENT.................................   6

TAXES........................................................   6

STOCKHOLDER MEETINGS.........................................   7

DESCRIPTION OF SECURITIES RATINGS............................   8

INDEPENDENT ACCOUNTANTS......................................   8

FINANCIAL STATEMENT..........................................   9


	No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated July 21, 1998, and, if given or made, such information or representations may not be relied upon as having been authorized by Adhia Funds, Inc.

	This Statement of Additional Information does not constitute an offer to sell securities.

INVESTMENT RESTRICTIONS AND CONSIDERATIONS

        As set forth in the Prospectus dated April 29, 1999 of Adhia Funds, Inc. the "Corporation") under the caption "Investment Objective and Policies", the investment objective of Adhia Twenty Fund (the "Fund") is capital appreciation. Consistent with its investment objective, the Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be change without approval of the holders of the lesser of:
(i) 67% of the Fund's shares present or represented at a stockholders meeting at which at he holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

(1) The Fund will not act as underwriter for securities of other issuer except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(2) The Fund will not borrow money or purchase securities on margin, but may obtain such short term credit as any be necessary for clearance of purchase and sale of securities for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets.
(3) The Fund will not sell securities short.
(4) The Fund will not invest 20% or more of the value of its total assets, determined at the time an investment is made, exclusive of U. S. government securities, in securities issued by companies primarily engaged in the same industry. In determining industry classifications the Fund will use the current Directory of Companies Filing Annual Reports with the Securities and Exchange Commission except to the extent permitted by the Act.
(5) The Fund will not make investments in commodities, commodity contracts or real estate, although the Fund may purchase and sell securities of companies which deal in real estate or interest therein.
(6) The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bond, debentures or other debt securities will not be considered the making of loan.
(7) The fund will not acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting of another issuer.
(8) The fund will not invest in companies for the purpose of acquiring control.
(9) The Fund will not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Advisors owning individually more than 0.5 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(10) The fund will not pledge or mortgage any of its assets.
(11) The Fund will not Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(12) The Fund will not Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in a single issue.
(13) The Fund will not invest in more than twenty-five different stocks at one time.

DIRECTORS AND OFFICERS OF THE CORPORATION

	The name, address, principal occupation during the part five years, and other information with respect to each of the directors and officers of the Fund are as follows:

Pravin (P. D.) Patel				Age 54
1005 Old Field Drive
Brandon, FL   33511
( A DIRECTOR OF THE FUND)

	Mr. Patel holds a Bachelor's degree in Mechanical Engineering, a Master's degree in Mechanical Engineering, and also a Master's degree in Business Administration. He is an Administrator of Forest Hills Health Care, Inc. and has served in this capacity since February 1991 to present. He also serves as the Secretary of the Forest Hills Health Care, Inc. Mr. Patel serves on the Executive Committee and Advisory Board of the local community associations.

    Dr. Thomas L. Wheelen                 Age 63
6215 Soaring Avenue
Tampa, FL
(A DIRECTOR OF THE FUND)

        Dr. Thomas L. Wheelen holds a Doctorate in Business Administration, Master degree in Business Administration, and Bachelor's degree in Business. Dr. Wheelen is a Professor in Strategic Management and author (1983-1999) and former Ralph A. Beeton of Free Enterprise at McIntire School at the University of Virginia.




Hitesh (John) P. Adhia*                   Age 34
5102 Longboat Blvd E
Tampa, FL  33615
(PRESIDENT, TREASURER, AND A DIRECTOR OF THE FUND)

	Mr. Adhia holds a Bachelor's degree in Business Administration and a Masters degree in Accounting. Mr. Adhia is President and Chief Executive Officer of Adhia Investment Advisors, Inc. Mr. Adhia is also a Certified Public Accountant with professional practice in Tampa, Florida. Mr. Adhia was working as a Financial and Investment Accountant for Florida Farm Bureau Insurance Companies for the period of 1991 to 1996.

Anil D. Amlani*					Age 23
722 Marshall Street
Roanoke Rapids, NC    27870

(SECRETARY AND A DIRECTOR OF THE FUND)

	Mr. Amlani has a Bachelors in Chemical Engineering from the University of South Florida. He works for a Paper making Company since February 1997.
For the years 1991 to 1996 he was a full-time engineering student at University of Florida and University of South Florida.

        The Corporation was organized on January 27, 1998. The table below set forth the compensation anticipated to be paid by the Corporation to each of the Directors of the Corporation during the fiscal year ending December 31, 1998;

* denotes interested Director.

COMPENSATION TABLE

Name of Person          Aggregate Compensation  Pension or Retirement    Estimated Annual      Total Compensation from
                        from Corporation        Benefits Accrued as      Benefits upon         Corporation and Fund
                                                Part of Fund Expenses    Retirement            Complex Paid to Directors

--------------------    ----------------------  ----------------------   ------------------    -------------------------

Pravin Patel            600                     0                        0                     600
Dr. Thomas L. Wheelen   600                     0                        0                     600
Hitesh P. Adhia         0                       0                        0                     0
Anil D. Amlani          0                       0                        0                     0

PRINCIPAL STOCKHOLDERS
        As of the date hereof, Hitesh (John) P. Adhia and his family members and director of the fund own 100% of the Fund's outstanding shares. As of the date they control the Fund and own sufficient shares of the Fund to approve or disapprove all matters brought before stockholders of the Corporation, including the election of directors of the Corporation and the approval of auditors. The Corporation does not control any person.

INVESTMENT Advisor AND ADMINISTRATOR
	As set forth in the Prospectus under the caption "Management of the Fund" the investment advisor and administrator of the Fund is Adhia Investment Advisors, Inc. (the "Advisor"). The Advisor is wholly-owned by Hitesh (John) P. Adhia.

       The Advisor has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the daily net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which it shares are qualified for sale or, if the states in which its shares are qualified for sale impose no such restrictions, 2.75%. As of the date of this Statement of Additional Information the percentage applicable to the Fund is 2-1/2% on the first $30,000,000 of its daily net assets, 2% on the next $70,000,000 of its daily net assets and 1-1/2% on daily net assets in excess of $100,000,000.
The Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Advisor for the amount of such excess.  In
such a   situation the monthly payment of the Advisor's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit.

        As set forth in the Prospectus under the caption "Management of the Fund" the Advisor is also the administrator to the Fund. Pursuant to an administration agreement (the "Administration Agreement") between the Fund and the Advisor, the Advisor supervises all aspects of the Fund's operations except those performed by it as investment advisor. In connection with such supervision the Advisor prepares and maintains the books, accounts and other documents required by the Investment Company Act of 1940 (the "Act"), calculates the Fund's net asset value, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial accounts and records and generally assists in all respects of the Fund's operations.

        The Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the Corporation, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Advisory Agreement or interested persons of the Advisor, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement will remain in effect as long as its continuance is specifically approved at least annually by the Board of Directors of the Corporation.
Both the Advisory Agreement and the Administration Agreement provide that
they may be terminated at any time without the   payment of any penalty, by
the Board of Directors of the Corporation or by vote of a majority of the Fund's stockholders, on sixty days' written notice to the Advisor, and by the Advisor on the same notice to the Corporation and that they shall be automatically terminated if they are assigned.

        The Advisory Agreement and the Administration Agreement provide that the Advisor shall not be liable to the Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement and the Administration Agreement also provide that the Advisor and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether or a similar or dissimilar nature, and render services to others.

DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

        As set forth in the Prospectus under the caption "Determination of Net Asset Value" the net asset value of the Fund will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

      Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period.
Any period total rate of return quotation of the Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment is $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

     The foregoing computation may also be expressed by the following formula:

                                         n
                                 P(1 + T)  = ERV

        P    =    a hypothetical initial payment of $1,000
        T    =    average annual total return
        n    =    number of years
        ERV  =    ending redeemable value of a hypothetical
                  $1,000 payment made at the beginning of the stated periods at the end of the stated periods


DISTRIBUTION OF SHARES

        The Fund acts as its own distributor. The Fund does not pay any broker commission on 12b(1) rebate to any parties.

ALLOCATION OF PORTFOLIO BROKERAGE

        Decisions to buy and sell securities for the Fund are made by the Advisor subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities and the broker's financial strength and stability). The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly. The Fund may place portfolio orders with broker-dealers who recommend the purchase of Fund shares to clients if the Advisor believes the commissions and transaction quality are comparable to that available from other brokers and may allocate portfolio brokerage on that basis.

        In allocating brokerage business for the Fund, the Adivsor also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Advisor believes these services have substantial value, they are considered supplemental to the Advisor's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Advisor may indirectly benefit from the availability of these services to the Advisor, and the Fund may indirectly benefit from services available to the Advisor as a result of transactions for other clients. The Advisory Agreement provides that the Advisor may cause the Fund to pay a broker which provides brokerage and research services to the Advisor a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Advisor determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Advisor's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. The Fund did not commence operations until May 09, 1998.


CUSTODIAN AND TRANSFER AGENT

The Fund acts as its own custodian and transfer agent.

TAXES

	As set forth in the Prospectus under the caption "Dividends, Distributions and Taxes" the Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

        Under the Code, the Fund will not qualify as a regulated investment company for any taxable year if more than 30% of the Fund's gross income for that year is derived from gains on the sale of securities held less than three months (the "30% Test").

       Dividends from the Fund's net investment income and distributions from the Fund's net realized capital gains are taxable to stockholders as ordinary income, whether received in cash or in additional shares. The 70% dividends-received deduction for corporations will apply to such dividends and distributions, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any year are less than 100% of the net investment company income taxable distributions made by the Fund.

        Any dividend or capital gain distribution paid shortly after a purchase of shares of the Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of the Fund immediately
after a dividend or distribution is less than the cost of   such shares to the
stockholder, the dividend or distribution will be taxable to the stockholder even though it results in a return of capital to him.

        Redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long -term capital loss to the net of the capital gain distribution received.

        The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

        This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisors for a complete review of the tax ramifications of an investment in the Fund.

STOCKHOLDER MEETINGS

        The Maryland Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted upon by the stockholders under the Act.

        The Corporation's bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

        Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to
a request for a meeting as   described above and accompanied by a form of
communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names on the books of the Corporation; or
(2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of ailing to them the proposed communication and form of request.

        If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable
promptness, mail such material to all stockholders of   record at their
addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of
Directors to the effect that in their   opinion either such material contains
untrue statements of factor omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

        After opportunity for hearing upon the objections specified in the written statement so file, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

DESCRIPTION OF SECURITIES RATINGS

        As set forth in the Corporation's Prospectus, the Fund may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows:

        Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The categories rated A-3 or higher are as follows:

        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed "A-1."

        A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

        Moody's Short-term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

        Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        -    Leading market positions in well-established industries.

        -    High rates of return on funds employed.

        - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        - Well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subjection variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Variability in earnings and profitability may result in changes in the level
of debt protection measurements and may require   relatively high financial
leverage.  Adequate alternate liquidity is maintained.

INDEPENDENT ACCOUNTANTS

Alan K. Geer, PA, Certified Public Accountant, Tampa, FL. has been selected as the independent accountant and auditors of the Fund. Alan Geer has no direct or indirect financial interest in the Fund or the Advisors.

FINANCIAL STATEMENTS

	The following financial statements for the Fund are attached hereto:

	- Statement of Projected Assets and Liabilities
	- Notes to the Projected Financial Statement


ADHIA FUNDS, INC..
ADHIA TWENTY FUND
Statement of Projected Assets and Liabilities as of Nov 30, 1998

ASSETS

Cash                                                            $62,974
Investment in Securities                                        $49,032
                                                                _________
        Total Assets                                            $112,006

LIABILITIES

None                                                            -0-
                                                                ---------
        Total Liabilities                                       -0-

                                                                ---------
NET ASSETS                                                      $112,006
                                                                ==========

Capital Stock, $ 0.0001 par value; 500,000,000 shares
authorized; 10,000 shares outstanding                           $112,006
Offering and redemption price/net asset value per share         ==========
(based on 11,500 shares of capital stock issued and             $9.740
outstanding)                                                    ==========

The accompanying notes to the Projected Financial Statement are an integral part of this statement.

ADHIA FUNDS, INC..

ADHIA TWENTY FUND

I       Adhia Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on January 27, 1998 and has had no operations to date other than those relating to organizational matters and the projected sale of 10,000 shares of its common stock to Hitesh Adhia and his family members - its sponsor. The Company is an open-end non-diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

II      Adhia Funds, Inc., which consist solely of the Adhia Twenty Fund (the
"Fund"), has an agreement with Adhia Investment Advisors, Inc. (the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc. are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess.

III     Organizational costs and initial registration expenses are paid by the sponsor and Advisor Adhia Investment Advisors, Inc.


PART C

OTHER INFORMATION

Item 24.        Financial Statements and Exhibits

        (a.)    Financial Statement (included in Part B)

                Statement of Assets and Liabilities

                Notes to Financial Statement

        (b.)    Exhibits

                (1)   Registrant's Articles of Incorporation.

                (2)   Registrant's Bylaws.

                (3)   None

                (4)   None

                (5) Investment Advisory Agreement with Adhia Investment Advisors, Inc. relating to Adhia Twenty Fund.

                (6)   None

                (7)   None

                (8)   None

                (9) Fund Administration Servicing Agreement with Adhia Investment Advisors relating to Adhia Twenty Fund.

                (10)  Opinion of Nilesh M. Patel, Esq., counsel for Registrant

                (11)  Engagement letter with Alan Geer, CPA.

                (12)   None

                (13)   Subscription Agreement (submitted in draft form).

                (14)   None.

                (15)   None.

                (16)   None

                (17)   None.

                (18)   None

                <27>   Financial Data Schedule

Item 25.  Persons Controlled by or under Common Control with Registrant

            Registrant is controlled by Hitesh (John) P. Adhia and his family members who own 79% of Registrant's voting securities as of Novembr 30, 1998. Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                         Number of Record Holders
                 Title of Class          as of  November 30, 1998


       Class A Common Stock, $0.0001                 4
       par value (Adhia Twenty Fund)


Item 27.  Indemnification

             Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:

Article VII

GENERAL PROVISIONS

Section 7.     Indemnification.

        A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and
obligations involved in the   conduct of his office, or when indemnification
is otherwise not permitted by the Maryland General Corporation Law.

        B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made:
(i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.


        C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

       D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in
Section 2-418(F) of the Maryland General Corporation Law upon receipt of:
(i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw;
and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

        E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

        F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

        G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

             Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 28. Business and Other Connections of Investment advisor Incorporated by reference to pages 4 through 6 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

   Item 29.  Principal Underwriters

             Not Applicable.

   Item 30.  Location of Accounts and Records

              The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Treasurer, Hitesh (John) P. Adhia, at Registrant's corporate
offices,    1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607.

   Item 31.  Management Services

             All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

   Item 32.  Undertakings

             With respect to stockholder meetings, Registrant undertakes to call stockholder meetings in accordance with the provisions of Article I of its Bylaws, which are discussed in Parts A and B of this Registration Statement.

SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933 and ] the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tampa and State of Florida on the 21st day of July, 1998.


           ADHIA FUNDS, INC..
            (Registrant)


           By:  Hitesh P. Adhia

           Hitesh (John) P. Adhia, President

             Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                     Title                         Date


/s/Hitesh P. Adhia             (Principal Executive,         April 27, 1999
Hitesh (John) P. Adhia         Financial and Accounting
                               Officer) and a Director



/s/Pravin D. Patel             Director                      April 27, 1999
Pravin (P. D.) Patel



/s/Anil D. Amlani              Secretary and a Director      April 27, 1999
Anil D. Amlani



/s/Thomas L. Wheelen  	       Director                      April 27, 1999
Thomas L. Wheelen

                                  EXHIBIT INDEX

          Exhibit No.                  Exhibit

                (1)   Registrant's Articles of Incorporation

                (2)   Registrant's Bylaws

                (3)   None

                (4)   None

                (5) Investment Advisory Agreement with Adhia Investment Advisors, Inc. relating to Adhia Twenty Fund

                (6)   None

                (7)   None

                (8)   None

                (9) Fund Administration Servicing Agreement with Adhia Investment Advisors relating to Adhia Twenty Fund

                (10)  Opinion of Nilesh M. Patel, Esq., counsel for Registrant

                (11)  Engagement letter with Alan Geer, CPA

                (12)  None

                (13)  Subscription Agreement (submitted in draft form)

                (14)  None

                (15)  None

                (16)  None

                (17)  None

                (18)  None

                <27>  Financial Data Schedule